Amounts recognized in accumulated other comprehensive income that have not been recognized (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Total	$ 3,420	$ 6,113
Foreign Postretirement Benefit Plan | UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	2,281	6,113	$ 1,988
Total	$ 2,281	$ 6,113	$ 1,988